Received SEC

JUL 09 2015

Washington, DC 20549

NYSE

15007921

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-08089

July 9, 2015

CERTIFS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Floating Rate Senior Notes due 2017, 1.000% Senior Notes due 2019, 1.700% Senior Notes due 2022 and 2.500% Senior Notes due 2025 of DH Europe Finance S.A. guaranteed by Danaher Corporation under the Exchange Act of 1934.

Sincerely,

Silvio Conte